SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [abstract]
Schedule of Impact of Initial Application of IFRS 16 - Leases

(in millions of Euros)	Carrying amount December 31, 2018	IFRS16 impact	Carrying amount January 1, 2019
Property, plant and equipment	1,666	102	1,768
Borrowings	(2,151)	(102)	(2,253)

Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements :

Foreign exchange rate for 1 Euro		Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
		Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1193	1.1234	1.1798	1.1450	1.1273	1.1993
Swiss Francs	CHF	1.1121	1.0854	1.1546	1.1269	1.1103	1.1702
Czech Koruna	CZK	25.6698	25.4080	25.6452	25.7240	26.3151	25.5349